Cash and due from banks and inter-bank funds - Summary of cash and due from banks (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and clearing	S/ 2,853,187	S/ 2,248,845
Deposits in the BCRP	7,333,818	5,215,762
Deposits in banks	1,790,361	1,609,604
Total cash and cash equivalent	11,977,366	9,074,211
Accrued interest	18,094	23,809
Restricted funds	619,766	720,691
Total	S/ 12,615,226	S/ 9,818,711